FINANCIAL RISK MANAGEMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Maximum exposure to credit risk including net carrying amount of cash and cash equivalents and trade and other receivables	$ 11,300,000	$ 14,300,000
Trade and other receivables	8,070,000	9,733,000
Expected credit loss
Net income	375
Estimated fair value financial assets	400,000	300,000
Current asset	12,029,000	15,019,000
At fair value [member]
IfrsStatementLineItems [Line Items]
Current asset	$ 400,000	200,000
Long term asset		$ 100,000
CAD [member]
IfrsStatementLineItems [Line Items]
Average exchange rate	1	1
Exchange rate	1	1
USD [member]
IfrsStatementLineItems [Line Items]
Average exchange rate	0.715	0.730
Exchange rate	0.730	0.695
CAD To USD [member]
IfrsStatementLineItems [Line Items]
Change in the exchange rate	1.00%
Increase (decrease) in net income	$ 1,000	$ 1,000
Customer one [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 6,400,000